Related party transactions (Tables)	12 Months Ended
Jun. 30, 2018
Related Party Transaction
Schedule of company's senior management

 The Society’s Senior Management is composed of as follows:

Name	Date of birth	Position	Actual position since
Alejandro G. Elsztain	03/31/1966	General Manager	1994
Carlos Blousson	09/21/1963	General Manager of Operations in Argentina and Bolivia	2008
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011
Alejandro Casaretto	10/15/1952	Regional Agricultural Manager	2008

Schedule of balances with related parties

The following is a summary presentation of the balances with related parties as of June 30, 2018 and 2017:

Item	06.30.18	06.30.17
Trade and other payables	(1,467)	(1,134)
Borrowings	(10)	(11)
Trade and other receivables	768	1,621
Investments in Financial Assets	135	-
Total	(574)	476

Related party	06.30.18	06.30.17	Description of transaction
Agrofy S.A.	1	13	Other receivables
Agro Uranga S.A.	-	8	Dividends receivables
	27	-	Sale of goods and / or services receivable
	(1)	-	Futures and options payable
New Lipstick LLC	7	5	Reimbursement of expenses receivable
	585	-	Loans granted
Condor	135	-	Public companies securities
	-	8	Dividends receivables
Cresca S.A.	-	168	Credits granted
	(11)	-	Other liabilities
Manibil S.A.	72	84	Contributions in advance
Other associates and joint ventures (i)	3	4	Leases and/or rights of use receivable
	(1)	(1)	Leases and/or rights of use payable
	-	(5)	Commissions payable
	-	(1)	Advertising spaces payable
	-	1	Management fees receivable
	-	3	Other credits
	1	1	Shared-based compensation receivable
	(10)	(11)	Loans payable
	7	-	Loans granted
	(3)	-	Sale of goods and / or services payable
	5	8	Reimbursement of expenses
	(1)	(1)	Reimbursement of expenses payable
Total associates and joint ventures	816	284

CAMSA and its subsidiaries	(1,351)	(1,020)	Fees payable
	2	5	Reimbursement of expenses receivable
	-	(3)	Reimbursement of expenses payable
LRSA	29	29	Leases and/or rights of use receivable
	(1)	-	Reimbursement of expenses payable
	-	-	Canon receivable
	7	-	Dividends receivables
Real Estate Strategies LP	19	-	Dividends receivables
	2	-	Reimbursement of expenses
Taaman	-	(24)	Leases and/or rights of use payable
Willifood	-	(29)	Financial operations payable
Other related parties (ii)	(11)	-	Other liabilities
	-	-	Other receivables
	(2)	(4)	Legal services payable
	1	1	Leases and/or rights of use receivable
Total other related parties	(1,305)	(1,045)
IFISA	-	1,283	Financial operations receivable
Total Parent Company	-	1,283
Directors and Senior Management	(85)	(46)	Fees payable
Total Directors and Senior Management	(85)	(46)
Total	(574)	476

(i) Includes Agrofy Global, BHSA, Lipstick, Tarshop, Mehadrin, Austral Gold Ltd., Cyrsa S.A., NPSF, Puerto Retiro, Shufersal and Quality.

(ii) Includes Estudio Zang, Bergel & Viñes, Lartiyrigoyen, SAMSA and Museo de los Niños.

 The following is a summary of the results with related parties for the years ended June 30, 2018, 2017 and 2016:

Related party	06.30.18	06.30.17	06.30.16	Description of transaction
Adama	-	16	16	Sale of goods and/or services
Agrofy S.A.	-	3	-	Management fees / Directory
	6	3	-	Financial operations
Agro-Uranga S.A.	2	3	3	Sale of goods and/or services
Banco de Crédito y Securitización S.A.	17	1	6	Leases and/or rights of use
	-	39	21	Financial operations
Condor	119	235	122	Financial operations
Tarshop S.A.	-	14	12	Leases and/or rights of use
ISPRO-MEHADRIN	-	-	57	Sale of goods and/or services
	117	-	-	Corporate services
Other associates and joint ventures	27	15	3	Leases and/or rights of use
	4	4	3	Fees and remunerations
	37	-	-	Corporate services
	1	4	(9)	Financial operations
Total associates and joint ventures	330	337	234
CAMSA and its subsidiaries	(554)	(200)	(534)	Management fee
	-	1	-	Leases and/or rights of use
Taaman	157	-	-	Corporate services
Willi-Food International Ltd.	134	-	-	Corporate services
Other related parties (i)	12	18	(3)	Leases and/or rights of use
	(10)	-	-	Fees and remunerations
	4	-	-	Corporate services
	(2)	(6)	(6)	Legal services
	26	-	-	Financial operations
	(13)	(9)	(8)	Donations
Total other related parties	(246)	(196)	(551)

Related party	06.30.18	06.30.17	06.30.16'	Description of transaction
IFISA	56	13	39	Financial operations
Total Parent Company	56	13	39
Directors	(10)	(126)	(156)	Compensation of Directors and senior management
	(203)	-	-	Fees and remunerations
Senior Management	(26)	(7)	(16)	Compensation of Directors and senior management
Total Directors and Senior Management	(239)	(133)	(172)
Total	(99)	21	(450)

(i) Includes Estudio Zang, Bergel & Viñes, Isaac Elsztain e Hijos S.C.A., San Bernando de Córdoba S.A., Fundación IRSA, Hamonet, BHN Sociedad de Inversión, BACS Administradora de Activos S.A., BHN Seguros Generales S.A. and BHN Vida S.A.

Schedule of transactions with related parties

The following is a summary of the transactions with related parties for the years ended June 30, 2018 and 2017:

Related party	06.30.18	06.30.17	Description of transaction
Agrofy Global	31	10	Irrevocable contributions
Avenida Inc.	7	-	Irrevocable contributions
Manibil	45	38	Irrevocable contributions
Open Legacy	17	-	Irrevocable contributions
PBEL	-	8	Irrevocable contributions
PBS-Romania	-	7	Irrevocable contributions
Puerto Retiro	-	2	Irrevocable contributions
Quality	39	3	Irrevocable contributions
Ramat Hanassi	9	102	Irrevocable contributions
Secdo / SixGill	34	-	Irrevocable contributions
Secured Touch	5	-	Irrevocable contributions
Total contributions	187	170
Inversiones Financieras del Sur S.A. (Note 4)	122	1	Dividends paid
Total dividends paid	122	1
Agro-Uranga S.A.	30	21	Dividends received
Aviareps	-	36	Dividends received
Baicom	-	1	Dividends received
Banco Hipotecario	60	-	Dividends received
Condor	55	22	Dividends received
Cyrsa S.A.	-	7	Dividends received
Emco	91	101	Dividends received
La Rural S.A.	34	9	Dividends received
Manaman	25	36	Dividends received
Manibil	-	19	Dividends received
Nuevo Puerto Santa Fe S.A.	9	12	Dividends received
Ramat Hanassi	20	-	Dividends received
Tourism& Recreation Holdings Ltd.	25	7	Dividends received
Total dividends received	349	271
Inversiones Financieras del Sur S.A.	1,968	-	Acquisition of non-controlling interest
Total other transactions	1,968	-